Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2017
Registrant Name	ADVISORS SERIES TRUST
Central Index Key	0001027596
Amendment Flag	false
Document Creation Date	Jan. 26, 2018
Document Effective Date	Jan. 28, 2018
Prospectus Date	Jan. 28, 2018
Scharf Fund | Institutional Class
Prospectus:
Trading Symbol	LOGIX
Scharf Fund | Retail Class
Prospectus:
Trading Symbol	LOGRX
Scharf Balanced Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	LOGOX
Scharf Balanced Opportunity Fund | Retail Class
Prospectus:
Trading Symbol	LOGBX
Scharf Global Opportunity Fund | Retail Class
Prospectus:
Trading Symbol	WRLDX
Scharf Alpha Opportunity Fund | Retail Class
Prospectus:
Trading Symbol	HEDJX